Offerings	Mar. 23, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock $0.001 par value per share
Amount Registered | shares	3,675,167
Proposed Maximum Offering Price per Unit | $ / shares	2.9
Maximum Aggregate Offering Price	$ 10,657,984.3
Amount of Registration Fee	$ 1,471.87
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share (“Common Stock”) of Context Therapeutics Inc. (the “Company”) which become issuable by reason of any future stock dividend, stock split, recapitalization or other similar transaction or to cover such additional shares as may hereinafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments, effected without the receipt of consideration by the Company, which results in an increase in the number of the outstanding shares of Common Stock.Represents shares of Common Stock of the Company that were added to the shares reserved under the Context Therapeutics Inc. 2021 Long-Term Performance Incentive Plan (the “2021 Plan”) on January 1, 2026, pursuant to an “evergreen” provision contained in the 2021 Plan.Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Company’s common stock as reported on the Nasdaq Stock Market on March 17, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock $0.001 par value per share
Amount Registered | shares	463,000
Proposed Maximum Offering Price per Unit | $ / shares	2.9
Maximum Aggregate Offering Price	$ 1,342,700
Amount of Registration Fee	$ 185.43
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share (“Common Stock”) of Context Therapeutics Inc. (the “Company”) which become issuable by reason of any future stock dividend, stock split, recapitalization or other similar transaction or to cover such additional shares as may hereinafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments, effected without the receipt of consideration by the Company, which results in an increase in the number of the outstanding shares of Common Stock.Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Company’s common stock as reported on the Nasdaq Stock Market on March 17, 2026.Represents shares of Common Stock of the Company issuable upon the exercise of the 463,000 stock options granted to certain employees of the Company in connection with their hiring, pursuant to a Stock Option Agreement (Inducement Grant), under Rule 5635(c)(4) of the Nasdaq listing rules.